Pension and Severance Benefits - Projected Benefit Obligation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Domestic Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	$ 21,373	$ 19,468
Actual return on plan assets	872	3,938
Employer contributions	985	839
Benefits paid	(2,718)	(2,872)
Foreign exchange	0	0
Fair value of plan assets at end of year	20,512	21,373
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year	23,039	27,333
Service and interest cost	1,457	1,357
Actuarial loss (gain)	4,279	(2,779)
Benefits paid	(2,718)	(2,872)
Foreign exchange	0	0
Projected benefit obligation at end of year	26,057	23,039
Plan assets less than projected benefit obligation	(5,545)	(1,666)
Foreign Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	5,559	5,176
Actual return on plan assets	23	26
Employer contributions	6,739	6,538
Benefits paid	(6,276)	(6,228)
Foreign exchange	(200)	47
Fair value of plan assets at end of year	5,845	5,559
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Projected benefit obligation at beginning of year	67,811	60,685
Service and interest cost	11,617	11,290
Actuarial loss (gain)	4,813	1,856
Benefits paid	(6,276)	(6,228)
Foreign exchange	(747)	208
Projected benefit obligation at end of year	77,218	67,811
Plan assets less than projected benefit obligation	$ (71,373)	$ (62,252)